COST OF SALES AND OTHER OPERATIONAL COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Cost Of Sales And Other Operational Costs [Abstract]
Disclosure of cost of sales cost of sales and other operating costs [Table Text Block]
	Years ended December 31,
	2024	2023
Site operating costs	367,689	309,805
Transportation costs	35,413	30,045
Change in inventories:
Changes in finished goods	23,852	(5,546)
Changes in sulphide ore stockpiles	2	(1,828)
Changes in oxide ore stockpiles	(9,870)	(14,858)
Production costs	417,086	317,618
Depletion and amortization	73,852	56,940
Cost of sales	490,938	374,558
Other operating cost:
Crusher relocation costs	16,141	-
Site care and maintenance	2,524	-
Other operating costs	18,665	-

Insurance recovery	(26,290)	-